Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net profit (loss)	$ (133,805)	$ (195,405)	$ (74,933)
Allocation of net profit (loss) attributable to Ordinary shareholders	$ (133,805)	$ (195,405)	$ (74,933)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary shareholders	164,353,909	157,691,173	101,737,026
Basic net loss per share attributable to ordinary shareholders	$ (0.81)	$ (1.24)	$ (0.74)
Numerator:
Allocation of net loss attributable for diluted computation	$ (133,805)	$ (195,405)	$ (74,933)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders	164,353,909	157,691,173	101,737,026
Diluted net loss per share attributable to ordinary shareholders	$ (0.81)	$ (1.24)	$ (0.74)